                                                   As filed pursuant to Rule 497
                                                           SEC File No. 33-47473



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                      SUPPLEMENT TO THE POLARIS PROSPECTUS
                                DATED MAY 1, 2000
                     SUPPLEMENT TO THE POLARIS II PROSPECTUS
                                DATED MAY 1, 2000


                          VARIABLE ANNUITY ACCOUNT ONE
                      SUPPLEMENT TO THE ICAP II PROSPECTUS
                                DATED MAY 1, 2000


                          VARIABLE ANNUITY ACCOUNT FOUR
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2000


                         VARIABLE ANNUITY ACCOUNT SEVEN
                 SUPPLEMENT TO THE POLARIS II A-CLASS PROSPECTUS
                                DATED MAY 1, 2000
                    SUPPLEMENT TO THE POLARIS PLUS PROSPECTUS
                                DATED MAY 1, 2000

================================================================================

     The following information supplements the Portfolio Expenses table in the Prospectus as a footnote to the CAPITAL APPRECIATION VARIABLE PORTFOLIO (the "Variable Portfolio") of the Anchor Series Trust:

     On May 18, 2000, the Board of Trustees of Anchor Series Trust (the "Trust") approved an increase in the underlying management fees which would have resulted in an increase in the investment charges for the Variable Portfolio for the most recent calendar year from 0.67% to 0.74%.

     This fee change is subject to approval of contractholders invested in the Variable Portfolio as of May 19, 2000. Contractholders who invested in the Variable Portfolio after May 19, 2000, are not eligible to vote on the approval of the revised fees.


DATE:  JUNE 8, 2000



                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.